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           SUPPLEMENT DATED SEPTEMBER 1, 2008
              TO SYMETRA FOCUS PROSPECTUS
                DATED SEPTEMBER 1, 2008
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CAPITAL PRESERVATION RIDER ("CPR")

Effective September 1, 2008, the optional Capital Preservation
Rider ("CPR") described in the prospectus is not available for purchase.